Stock Based Compensation (Summary Of MUAH's Compensation Costs) (Detail) (MUAH Stock Bonus Plan [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
MUAH Stock Bonus Plan [Member]
Stock-Based Compensation [Line Items]
Compensation costs	¥ 2,051	¥ 1,437	¥ 1,198
Tax benefit	781	559	479
Unrecognized compensation costs	¥ 2,846	¥ 2,251	¥ 1,710